Segment Reporting - Schedule of Significant Expense Categories Regularly Reviewed by the CODM (Details) - USD ($) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended		15 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Significant Expense Categories Regularly Reviewed By The CODMAbstract
Net revenues		$ 42			$ 56			$ 166	$ 183	$ 225	$ 316	$ 225	$ 316
Costs and operating expenses:
Cost of goods sold										742	789
Research and development		2,700			2,757			7,933	7,708	10,179	8,956	10,179	8,956
Sales and marketing		405			394			1,124	1,216	1,734	1,666	1,734	1,666
General and administrative		2,442			1,690			6,331	5,381	6,826	7,264	6,826	7,264
Total costs and operating expenses		5,750			5,028			16,051	14,890	19,481	18,675	19,481	18,675
Operating loss		(5,708)			(4,972)			(15,885)	(14,707)	(19,256)	(18,359)	(19,256)	(18,359)
Other segment items	[1]									(697)	(11,617)
Interest expense, related party										(816)
Other income		5			13			(7)	(10)	(26)	54	(26)	54
Total other income (expense), net		(774)			(988)			(1,285)	(1,470)	(1,539)	(11,563)	(1,539)	(11,563)
Net loss		$ (6,482)	$ (5,690)	$ (4,998)	$ (5,960)	$ (3,947)	$ (6,270)	$ (17,170)	$ (16,177)	$ (20,795)	$ (29,922)	$ (20,795)	$ (29,922)

[1]	Other segment items include the change in fair value of convertible notes payable (related party), change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of forward purchase agreement warrant liability due to modification, and change in fair value of publicly traded warrant liability.